Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 42,137	$ 42,795
Commercial real estate, percentage	100.00%	100.00%
California [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 10,456	$ 10,545
Commercial real estate, percentage	24.80%	24.60%
Colorado [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,004	$ 1,955
Commercial real estate, percentage	4.80%	4.60%
Illinois [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,810	$ 2,153
Commercial real estate, percentage	4.30%	5.00%
Minnesota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,022	$ 2,031
Commercial real estate, percentage	4.80%	4.70%
Missouri [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,382	$ 1,453
Commercial real estate, percentage	3.30%	3.40%
Ohio [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,260	$ 1,391
Commercial real estate, percentage	3.00%	3.30%
Oregon [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,988	$ 2,012
Commercial real estate, percentage	4.70%	4.70%
Washington [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,422	$ 3,501
Commercial real estate, percentage	8.10%	8.20%
Wisconsin [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,323	$ 2,293
Commercial real estate, percentage	5.50%	5.40%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,227	$ 2,202
Commercial real estate, percentage	5.30%	5.10%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,708	$ 1,764
Commercial real estate, percentage	4.10%	4.10%
Idaho, Montana, Wyoming [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,275	$ 1,319
Commercial real estate, percentage	3.00%	3.10%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,259	$ 3,383
Commercial real estate, percentage	7.70%	7.90%
Total Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 35,136	$ 36,002
Commercial real estate, percentage	83.40%	84.10%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,793	$ 3,656
Commercial real estate, percentage	9.00%	8.60%
All Other States [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,208	$ 3,137
Commercial real estate, percentage	7.60%	7.30%
Total Outside Company's Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 7,001	$ 6,793
Commercial real estate, percentage	16.60%	15.90%
Business Owner Occupied [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 11,186	$ 11,535
Commercial real estate, percentage	26.60%	26.90%
Industrial Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,530	$ 1,582
Commercial real estate, percentage	3.60%	3.70%
Office Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 5,480	$ 5,680
Commercial real estate, percentage	13.00%	13.30%
Retail Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 4,944	$ 4,896
Commercial real estate, percentage	11.70%	11.40%
Other Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 4,165	$ 4,670
Commercial real estate, percentage	9.90%	10.90%
Multi-Family [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 8,833	$ 8,548
Commercial real estate, percentage	21.00%	20.00%
Hotel/Motel [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,428	$ 3,624
Commercial real estate, percentage	8.10%	8.50%
Residential Homebuilders [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,319	$ 1,996
Commercial real estate, percentage	5.50%	4.70%
Healthcare Facilities [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 252	$ 264
Commercial real estate, percentage	0.60%	0.60%